BANK CREDIT AND LOANS	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
BANK CREDIT AND LOANS
NOTE 7:-	BANK CREDIT AND LOANS

A.	Loans and convertable note from shareholders:

	June 30,	December 31,
	2016	2015
	Unaudited

Convertible note from shareholders	$3,277	$3,090
Less: debt discount	(123)	(1,456)

	$3,154	$1,634

In May 2016, as part of the investment transaction (see Note 1c), the Investor has agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which may be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to existing shareholders due on August 31, 2016.

On June 16, 2016, the Company obtained the loan from the Investor and repaid an outstanding loan balance in the amount of $2,988 including accrued interest of $247 to its former controlling shareholder.

The convertible loan bears interest of LIBOR+6%, which shall be paid on a quarterly basis.

During the term of the loan, the Investor will have the right, but not the obligation, at its sole discretion, to convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.015, at a price per share equal to the lower of: (i) $1.20, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.235.

The Company accounted for the repayment of the then outstanding loan as extinguishment of convertible debt instrument with beneficial conversion feature in accordance with ASC 470-20-40-3. As a result, the Company recorded the amount of the requisition price to be allocated to the repurchase of the beneficial conversion feature in the amount of $359 against additional-paid-in capital and recognized a loss from extuinguishment of $37. In addition, the Company recorded  a beneficial conversion feature related to the June 2016 convertible loan as debt discount in the amount of $123. The discount is amortized over the term of the convertible loan using the interest method.

B.	Bank Credit:

	June 30,	December 31,
	2016	2015
	Unaudited
Bank Credit	$1,322	$2,416

The Company has an annual line of bank credit of $750 which was fully utilized as of June 30, 2016, and a line of credit for customers performance guarantees of approximately $625. As of June 30, 2016 the Company utilized $646.

In addition, the Company may secure borrowing with one of its banks against specific accounts receivables of up to $2,250. As of June 30, 2016, the Company secured borrowings against specific accounts receivables in the amount of $546 and short term loan of $26.

The annual average interest rate on the lines of credit is 3.5% at June 30, 2016.

The guarantees are secured by a first priority floating charge on all of the Company's assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss).

The agreements with the banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on the Company's assets without the bank's consent, or (iii) declaring dividend to its shareholders